Advances for Vessels Under Construction (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Impairment loss	$ 11,615,889	$ 96,643,651	$ 15,695,282
YZJ1144, YZJ1145 And YZJ1142 [Member] | Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of new buildings		3